Related Parties (Details) - BRL (R$) R$ in Thousands	Feb. 13, 2023	Jun. 30, 2024	Dec. 31, 2023	Jul. 03, 2023	Dec. 15, 2022	Sep. 29, 2021	Sep. 03, 2021
Related Parties [Line Items]
Total value of loan, percentage		2.00%	2.00%
Principal amount						R$ 3,000
Interest rate					100.00%	3.00%
Loans received							R$ 3,700
Remaining outstanding and payable						R$ 700
Schurmann [Member]
Related Parties [Line Items]
Principal amount	R$ 3,300
First Loan Agreements [Member]
Related Parties [Line Items]
Principal amount					R$ 3,200
Interest rate	10.00%
Percentage of CDI	100.00%
Maturity date	12 months
Second Loan Agreements [Member]
Related Parties [Line Items]
Principal amount				R$ 1,039	R$ 10
Interest rate				23.25%